Notes to the consolidated statements of income - Selling, general and administrative expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes to Consolidated Statements of Income
Distribution costs	€ 618,137	€ 660,433	€ 706,401
General and administrative expense	2,414,591	2,482,386	2,489,935
Selling, general and administrative expense	€ 3,032,728	3,142,819	3,196,336
General and administrative expense previously recorded in distribution costs
Notes to Consolidated Statements of Income
Amount of reclassifications		€ 116,099	€ 101,560